Discontinued Operation	12 Months Ended
Dec. 31, 2024
Discontinued Operation [Abstract]
DISCONTINUED OPERATION

NOTE 4: DISCONTINUED OPERATION

a.	I.L.S Brokers Ltd.

On August 27, 2024, the Company’s Board of Directors approved the sale of ILSB, the Company’s brokerage segment incorporated in Israel. On August 29, 2024 (“Sale Date”), the Company entered into a share sale agreement with the following key terms:

●	Consideration: $4,450 plus ILSB’s equity value at month-end preceding closing. Total consideration at closing was $5,265.

●	A cash amount equal to 15% of the purchase price will be held back for a period of 12 months following the closing date to secure the indemnification and other payment obligations of the Company.

●	Closing deadline: Within 3 months from Sale Date (November 29, 2024)

In accordance with IFRS 5 “Non-current Assets Held for Sale and Discontinued Operations”, revenues and expenses less income taxes that are attributable to the subsidiary are presented in the statement of comprehensive income, for all reported periods in the ” Net income from discontinued operations ” section.

Transaction cost related to the sale transaction amount to $104.

b.	Composition of the discontinued operation:

	Eleven (11) months ended November 30,	Year ended December 31,
	2024	2023	2022

Revenue from brokerage fees	$4,456	$4,913	$3,621
Sales and marketing	(4)	(130)	-
General and administrative	(4,309)	(4,209)	(3,936)
Income from operations	143	574	(315)
Financial expenses, net	(77)	(59)	(24)
Income (loss) before tax from discontinued operation	66	515	(339)
Tax (expenses) income	39	(225)	(61)
Net income (loss) from discontinued operation	$105	$290	$(400)
c.	Cashflow deriving from discontinued operation is as follow:

	Eleven months ended November 30,	Year ended December 31,
	2024	2023	2022
Net cash provided by (used in) operating activities	$(234)	$709	548
Net cash used in investing activities	$(1)	$(9)	(153)
Net cash used in financing activities	$(80)	$(83)	(88)
Net Cashflow	$(315)	$617	307

November 30, 2024

Total consideration (*)	$5,265
Net assets of discontinued operations	3,764
Reclassification of translation differences	356
Gain from sale of discontinued operations	$1,145

(*)	As of December 31, 2024, the consideration is recorded as receivable from sale of subsidiary. The cash consideration of $4,471 was received during January 2025, while the 15% holdback will be received after 12 months from the closing date, on November 29, 2025.